EQUITY	12 Months Ended
Dec. 31, 2018
EQUITY
EQUITY

NOTE 19 -- EQUITY

19.1        Number of shares:

	Number of shares subscribed			Number of shares paid in			Number of voting shares
Series	2018	2017	2016	2018	2017	2016	2018	2017	2016
A	473,289,301	473,289,301	473,289,301	473,289,301	473,289,301	473,289,301	473,289,301	473,289,301	473,289,301
B	473,281,303	473,281,303	473,281,303	473,281,303	473,281,303	473,281,303	473,281,303	473,281,303	473,281,303

19.1.1     Equity:

	Subscribed Capital			Paid-in capital
Series	2018	2017	2016	2018	2017	2016
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
A	135,379,504	135,379,504	135,379,504	135,379,504	135,379,504	135,379,504
B	135,358,070	135,358,070	135,358,070	135,358,070	135,358,070	135,358,070
Total	270,737,574	270,737,574	270,737,574	270,737,574	270,737,574	270,737,574

19.1.2     Rights of each series:

•	Series A : Elects 12 of the 14 Directors
•	Series B : Receives an additional 10% of dividends distributed to Series A and elects 2 of the 14 Directors.

19.2        Dividend policy

According to Chilean law, cash dividends must be paid equal to at least 30% of annual net profit, barring a unanimous vote by shareholders to the contrary. If there is no net profit in a given year, the Company will not be legally obligated to pay dividends from retained earnings. At the ordinary Shareholders’ Meeting held in April 2018, the shareholders agreed to pay out of the 2017 earnings are final dividend to complete the 30% required by the Law 18,046 which will be paid in May 2018, and an additional dividend will be paid in August 2018.

The dividends declared and paid per share are presented below:

			Profits
		Dividend	imputable to	Ch$ per Series	Ch$ per Series
Payment month		type	dividends	A Share	B Share
2017	January	Interim	2016	19.00	20.90
2017	May	Final	2016	19.00	20.90
2017	August	Additional	Retained Earnings	19.00	20.90
2017	October	Interim	2017	19.00	20.90
2018	January	Interim	2017	21.50	23.65
2018	May	Final	2017	21.50	23.65
2018	August	Additional	Retained Earnings	21.50	23.65
2018	October	Interim	2018	21.50	23.65
2019	January	Interim	2018	21.50	23.65

19.3        Other Reserves

The balance of other reserves includes the following:

Description	12.31.2018	12.31.2017	12.31.2016
	ThCh$	ThCh$	ThCh$
Polar acquisition	421,701,520	421,701,520	421,701,520
Foreign currency translation reserves	(306,674,528)	(237,077,572)	(168,744,355)
Cash flow hedge reserve	(13,668,932)	(3,094,671)	(2,448,175)
Reserve for employee benefit actuarial gains or losses	(1,954,077)	(1,915,587)	(1,785,032)
Legal and statutory reserves	5,435,538	5,435,538	5,435,538
Other	6,014,568	—	—
Total	110,854,089	185,049,228	254,159,496

19.3.1     Polar acquisition

This amount corresponds to the fair value of the issuance of shares of Embotelladora Andina S.A., used to acquire Embotelladoras Coca-Cola Polar S.A., which was the value of the capital increase notarized in legal terms.

19.3.2     Cash flow hedge reserve

They arise from the fair value of the existing derivative contracts that have been qualified for hedge accounting at the end of each financial period. When contracts are expired, these reserves are adjusted and recognized in the income statement in the corresponding period (see Note 20).

19.3.3     Reserve for employee benefit actuarial gains or losses

Corresponds to the restatement effect of employee benefits actuarial losses that according to IAS 19 amendments must be carried to other comprehensive income.

19.3.4     Legal and statutory reserves

The balance of other reserves is established through the following concept:

In accordance with Official Circular N° 456 issued by the Chilean Financial Market Commission (CMF), the legally required price-level restatement of paid-in capital for 2009 is presented as part of other equity reserves and is accounted for as a capitalization from Other Reserves with no impact on net income or retained earnings under IFRS. This amount totaled ThCh$ 5,435,538 as of December 31, 2009

19.3.5     Foreign currency translation reserves

This corresponds to the conversion of the financial statements of foreign subsidiaries whose functional currency is different from the presentation currency of the Consolidated Financial Statements. Additionally, exchange differences between accounts receivable kept by the companies in Chile with foreign subsidiaries are presented in this account, which have been treated as investment equivalents accounted for using the equity method. Translation reserves are detailed as follows:

Details	12.31.2018	12.31.2017	12.31.2016
	ThCh$	ThCh$	ThCh$
Brazil	(99,990,343)	(90,156,924)	(58,306,230)
Argentina	(201,118,180)	(128,348,112)	(108,386,213)
Paraguay	8,623,849	(4,862,332)	10,545,453
Exchange rate differences in related companies	(14,189,854)	(13,710,204)	(12,597,365)
Total	(306,674,528)	(237,077,572)	(168,744,355)

The movement of this reserve for the fiscal years ended December 31, 2018, 2017 and 2016, is detailed as follows:

Details	12.31.2018	12.31.2017	12.31.2016
	ThCh$	ThCh$	ThCh$
Brazil	(10,313,069)	(32,963,533)	30,138,065
Argentina	(72,770,068)	(19,961,899)	(23,472,215)
Paraguay	13,486,181	(15,407,785)	(11,183,004)
Exchange rate differences in related companies	—	—	3,219,956
Total	(69,596,956)	(68,333,217)	(1,297,198)

19.3.6     Consolidated statements of comprehensive income

As of December 31, 2018, 2017 and 2016, the detail of the comprehensive income and expense of the term is as follows:

	Gross Balance	Tax	Net Balance
Cash Flow for hedge (1)	(13,151,841)	2,554,551	(10,597,290)
Exchange rate translation differences (1)	(72,455,525)	2,476,204	(69,979,321)
Benefit relate to defined benefit plans	(63,463)	16,184	(47,279)
Total Comprenhensive income as of December 31, 2018	(85,670,829)	5,046,939	(80,623,890)

	Gross Balance	Tax	Net Balance
Cash Flow for hedge (1)	(813,844)	167,348	(646,496)
Exchange rate translation differences (1)	(68,831,435)	232,666	(68,598,769)
Benefit relate to defined benefit plans	(329,477)	84,017	(245,460)
Total Comprenhensive income as of December 31, 2017	(69,974,756)	484,031	(69,490,725)

	Gross Balance	Tax	Net Balance
Cash Flow for hedge (1)	(42,836,575)	13,301,186	(29,535,389)
Exchange rate translation differences (1)	148,686	(2,431,408)	(2,282,722)
Benefit relate to defined benefit plans	(29,423)	7,060	(22,363)
Total Comprenhensive income as of December 31, 2016	(42,717,312)	10,876,838	(31,840,474)

(1)These concepts will be reclassified to the statements of income when it is settled

The movement of comprehensive income and expense is as follows:

			Benefit related
	Cash Flow	Exchange rate	to defines
As of December 31, 2018:	Hedge	Differences	benefit plans
	M$	M$	M$
Increase (decrease)	(63,699,788)	(72,455,525)	(334,508)
Deferred taxes	20,217,065	2,476,204	89,366
Reclassification to the result by function	48,415,956	—	271,045
Reclassification of deferred taxes related to other reserves	(15,530,523)	—	(73,182)
Total Changes in Equity	(10,597,290)	(69,979,321)	(47,279)
Equity holders of the parent	(10,597,290)	(69,592,296)	(43,150)
Non-Controlling interests	—	(387,025)	(4,129)
Total Changes in equity as of December 31, 2018	(10,597,290)	(69,979,321)	(47,279)

			Benefit related
	Cash Flow	Exchange rate	to defines
As of December 31, 2017:	Hedge	Differences	benefit plans
	M$	M$	M$
Increase (decrease)	(14,172,572)	(68,831,435)	(476,044)
Deferred taxes	3,875,908	232,666	121,390
Reclassification to the result by function	13,352,835	—	146,564
Reclassification of deferred taxes related to other reserves	(3,702,667)	—	(37,370)
Total Changes in Equity	(646,496)	(68,598,769)	(245,460)
Equity holders of the parent	(646,496)	(68,333,217)	(130,555)
Non-Controlling interests	—	(265,552)	(114,905)
Total Changes in equity as of December 31, 2017	(646,496)	(68,598,769)	(245,460)

			Benefit related
	Cash Flow	Exchange rate	to defines
As of December 31, 2016:	Hedge	Differences	benefit plans
	M$	M$	M$
Increase (decrease)	(119,668,724)	148,686	(359,258)
Deferred taxes	38,337,727	(2,431,408)	86,222
Reclassification to the result by function	76,802,629	—	313,341
Reclassification of deferred taxes related to other reserves	(25,007,021)	—	(62,668)
Total Changes in Equity	(29,535,389)	(2,282,722)	(22,363)
Equity holders of the parent	(29,535,389)	(1,297,198)	11,253
Non-Controlling interests	—	(985,524)	(33,616)
Total Changes in equity as of December 31, 2016	(29,535,389)	(2,282,722)	(22,363)

19.4        Non-controlling interests

This is the recognition of the portion of equity and income from subsidiaries owned by third parties. As of December 31, 2018, 2017 and 2016, this account is detailed as follows:

	Non-controlling Interests
	Ownership %			Shareholders’ Equity			Income
				December	December	December	December	December	December
Details	2018	2017	2016	2018	2017	2016	2018	2017	2016
				ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Embotelladora del Atlántico S.A.	0.0171	0.0171	0.0171	23,260	13,765	12,209	3,633	5,590	5,502
Andina Empaques Argentina S.A.	0.0209	0.0209	0.0209	2,113	2,213	2,062	96	711	785
Paraguay Refrescos S.A.	2.1697	2.1697	2.1697	5,378,074	5,045,792	5,337,687	556,112	502,945	504,806
Vital S.A.	35.0000	35.0000	35.0000	7,674,785	9,261,108	9,054,947	271,063	283,327	319,858
Vital Aguas S.A.	33.5000	33.5000	33.5000	1,986,493	2,117,098	2,027,879	36,696	151,647	23,744
Envases Central S.A.	40.7300	40.7300	40.7300	4,836,892	5,483,317	5,129,661	(20,225)	220,715	668,425
Total				19,901,617	21,923,293	21,564,445	847,375	1,164,935	1,523,120

The following tables presents summarized information regarding the Company´s subsidiaries owned by third parties as of December 31, 2018, 2017 and 2016:

		Andina
	Embotelladora	Empaques	Paraguay
	Del Atlantico	Argentina	Refrescos	Vital Jugos	Vital Aguas	Envases
December 31,2018	S.A.	S.A.	S.A.	S.A.	S.A.	Central S.A.
Total current assets	78,222,876	4,329,932	37,309,706	16,005,424	4,616,490	13,737,336
Total non-current assets	156,224,157	9,251,880	248,751,791	16,969,708	5,287,639	12,239,33
Total current liabilities	82,148,269	2,309,810	21,870,719	11,018,878	3,803,117	13,063,735
Total non-current liabilities	15,897,476	1,169,270	16,323,385	28,298	171,184	1,041,400
Net sales	406,216,738	16,034,964	149,588,252	56,724,318	15,859,403	59,433,099
Net Income	21,304,406	458,980	25,630,364	774,466	109,539	(112,302)

		Andina
	Embotelladora	Empaques	Paraguay
	Del Atlantico	Argentina	Refrescos	Vital Jugos	Vital Aguas	Envases
December 31,2017	S.A.	S.A.	S.A.	S.A.	S.A.	Central S.A.
Total current assets	97,285,008	7,143,561	30,419,844	21,135,712	4,296,412	8,343,734
Total non-current assets	94,369,129	6,413,307	234,278,288	19,691,418	5,876,875	14,243,627
Total current liabilities	109,594,738	2,944,499	17,297,339	14,244,283	3,698,382	7,410,662
Total non-current liabilities	1,339,723	28,444	14,487,776	128,071	157,558	1,710,709
Net sales	544,585,291	20,698,427	141,277,230	68,884,622	14,642,493	39,205,943
Net Income	32,781,977	3,398,080	23,179,968	809,507	452,679	541,927

		Andina
	Embotelladora	Empaques	Paraguay
	Del Atlantico	Argentina	Refrescos	Vital Jugos	Vital Aguas	Envases
December 31,2016	S.A.	S.A.	S.A.	S.A.	S.A.	Central S.A.
Total current assets	110,564,779	6,680,394	35,283,479	19,265,466	4,783,537	8,508,056
Total non-current assets	98,518,204	7,381,968	243,615,898	22,297,712	6,298,423	12,034,286
Total current liabilities	132,431,541	4,061,713	17,192,489	15,246,108	4,884,341	7,333,325
Total non-current liabilities	1,621,792	141,258	16,011,340	445,794	144,250	614,711
Net sales	507,946,578	20,601,647	132,005,503	75,788,427	14,437,818	40,342,848
Net Income	32,268,140	3,754,831	23,045,844	913,880	70,878	1,641,112

19.5        Earnings per share

The basic earnings per share presented in the statement of comprehensive income is calculated as the quotient between income for the period and the average number of shares outstanding during the same period.

Earnings per share used to calculate basic and diluted earnings per share is detailed as follows:

	12.31.2018
Earnings per share	SERIES A	SERIES B	TOTAL
Earnings attributable to shareholders (ThCh$)	46,001,994	50,601,377	96,603,371
Average weighted number of shares	473,289,301	473,281,303	946,570,604
Earnings per basic and diluted share (in Chilean pesos)	97.20	106.92	102.06

	12.31.2017
Earnings per share	SERIES A	SERIES B	TOTAL
Earnings attributable to shareholders (ThCh$)	56,112,755	61,723,035	117,835,790
Average weighted number of shares	473,289,301	473,281,303	946,570,604
Earnings per basic and diluted share (in Chilean pesos)	118.56	130.42	124.49

	12.31.2016
Earnings per share	SERIES A	SERIES B	TOTAL
Earnings attributable to shareholders (ThCh$)	43,107,979	47,418,012	90,525,991
Average weighted number of shares	473,289,301	473,281,303	946,570,604
Earnings per basic and diluted share (in Chilean pesos)	91.08	100.19	95.64